Annual Operating Expenses - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIP Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio - Investor Class
Apr. 29, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.70%